UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 01608

(Address of principal executive offices) (Zip code)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Paul Revere Variable Annuity Contract Accumulation Fund

Schedule of Investments

September 30, 2009

(Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets

Common Stocks

Aerospace & Millitary Technology
United Technologies Corporation	608	$34,688	$37,045	2.74%	308	$17,087	$18,766	2.73%

Beverages
Companhia De Bebidas ADR	87	6,948	7,157		44	3,517	3,619
Diageo Capital PLC ADR	229	18,884	14,081		114	8,945	7,010
PepsiCo, Inc.	684	39,831	40,123		341	19,920	20,003

		65,663	61,361	4.54%		32,382	30,632	4.45%

Broadcasting & Media
DIRECTV Group, Inc. *	322	7,578	8,881		190	4,461	5,240
Grupo Televisa SA ADR	226	5,144	4,201		123	2,764	2,287

		12,722	13,082	0.97%		7,225	7,527	1.09%

Commercial Services
Omnicom Group, Inc.	773	22,969	28,555	2.11%	374	10,371	13,816	2.01%

Computer – Systems & Services
Accenture, Ltd.	1,504	44,611	56,054		769	22,866	28,661
Apple, Inc. *	119	11,325	22,059		62	6,594	11,493
Automatic Data Processing, Inc.	200	8,265	7,860		92	3,585	3,616
Dun & Bradstreet Corporation	362	27,712	27,266		184	14,039	13,859
eBay, Inc. *	264	7,880	6,233		152	4,220	3,589
EMC Corporation *	235	3,081	4,004		115	1,306	1,960
Fidelity National Information	310	5,171	7,908		160	2,673	4,082
Google, Inc., Class A *	98	40,128	48,593		44	20,587	21,817
Hewlett Packard Company	400	13,887	18,884		211	7,328	9,961
International Business Machines Corp.	178	19,075	21,291		80	8,779	9,569
Oracle Corporation *	2,420	44,367	50,433		1,212	22,573	25,258

		225,502	270,585	19.99%		114,550	133,865	19.44%

Conglomerate
Danaher Corporation	518	33,799	34,872		279	18,377	18,782
3 M Company	175	9,282	12,915		93	4,913	6,863

		43,081	47,787	3.53%		23,290	25,645	3.73%

Consumer Goods & Services
Colgate-Palmolive Company	389	25,480	29,673		202	13,181	15,409
NIKE, Inc.	615	31,389	39,791		313	16,183	20,251
Proctor & Gamble Company	797	43,102	46,162		401	21,723	23,226

		99,971	115,626	8.55%		51,087	58,886	8.55%

Electronics
Thermo Fisher Scientific, Inc. *	304	10,184	13,276		202	6,785	8,821
Waters Corporation *	423	16,651	23,629		229	8,996	12,792

		26,835	36,905	2.73%		15,781	21,613	3.14%

Paul Revere Variable Annuity Contract Accumulation Fund

Schedule of Investments (continued)

September 30, 2009

(Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks-Continued

Energy Services
BHP Billiton, Ltd. ADR	110	$8,832	$7,261		51	$3,825	$3,366
Chevron Corporation	331	23,423	23,312		164	11,574	11,550
Exxon Mobil Corporation	87	7,351	5,969		40	3,506	2,744
Halliburton Company	876	20,484	23,757		422	8,219	11,445
Hess Corporation	140	10,280	7,484		72	5,570	3,849
Marathon Oil Corporation	141	4,177	4,498		86	2,373	2,743
Noble Corporation	360	16,653	13,666		180	8,161	6,833
Praxair, Inc.	99	7,058	8,087		52	4,008	4,248

		98,258	94,034	6.95%		47,236	46,778	6.80%

Financial Institutions
Charles Schwab Corporation	990	14,816	18,958		486	7,317	9,307
CME Group, Inc.	51	19,779	15,718		26	10,909	8,013
Mastercard, Inc., Class A	244	34,823	49,325		113	16,229	22,843
State Street Corporation	355	20,286	18,673		190	10,675	9,994
The Bank of New York Mellon Corp.	404	17,364	11,712		241	10,216	6,987
Visa, Inc., Class A *	113	5,115	7,809		61	2,870	4,216
Western Union Company	1,190	23,217	22,515		587	11,156	11,106

		135,400	144,710	10.70%		69,372	72,466	10.52%

Foods
Mead Johnson Nutrition Company	347	12,653	15,653		178	6,512	8,030
Nestle SA ADR	387	16,132	16,470		220	8,981	9,363

		28,785	32,123	2.37%		15,493	17,393	2.53%

Health Services
Laboratory Corp. of America Holdings	120	8,149	7,884		60	4,075	3,942
Medco Health Solutions, Inc. *	155	6,163	8,573		75	2,995	4,148

		14,312	16,457	1.22%		7,070	8,090	1.18%

Leisure
Starwood Hotels & Resorts, Inc.	309	6,407	10,206	0.75%	162	3,368	5,351	0.78%

Manufacturing
Precision Castparts Corporation	75	6,182	7,640		37	3,050	3,769
Rockwell Automation, Inc.	425	9,311	18,105		218	4,866	9,287

		15,493	25,745	1.90%		7,916	13,056	1.90%

Medical & Health Products
Abbott Labratories	452	20,061	22,360		247	10,983	12,219
Allergan, Inc.	205	7,690	11,636		111	4,273	6,300
Becton Dickinson & Company	170	11,510	11,858		85	5,755	5,929
DENTSPLY International, Inc.	770	19,764	26,596		372	9,475	12,849
Genzyme Corporation *	446	27,581	25,302		251	16,444	14,239
Johnson & Johnson	339	20,947	20,642		164	10,167	9,986
Medtronic, Inc.	929	28,122	34,187		454	13,719	16,707
Patterson Companies, Inc. *	632	12,048	17,222		321	6,179	8,747
Roche Holdings, Ltd. ADR	148	6,142	5,973		63	2,805	2,542
St. Jude Medical, Inc.	354	13,572	13,810		177	6,780	6,905
VCA Antech, Inc. *	197	5,619	5,297		94	2,557	2,528

		173,056	194,883	14.41%		89,137	98,951	14.37%

Paul Revere Variable Annuity Contract Accumulation Fund

Schedule of Investments (continued)

September 30, 2009

(Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks-Continued

Semiconductors
Intel Corporation	300	$7,235	$5,871		168	$3,720	$3,288
National Semiconductor Corporation	990	10,784	14,127		490	5,292	6,992
Taiwan Semiconductor Manuf. Co., Ltd.	2,019	20,120	22,128		994	9,596	10,894

		38,139	42,126	3.11%		18,608	21,174	3.08%

Stores
Coach, Inc. *	530	22,472	17,448		280	11,204	9,218
CVS Caremark Corporation	1,022	34,764	36,526		515	17,458	18,406
Staples, Inc.	700	15,021	16,254		321	6,663	7,454
Target Corporation	195	5,466	9,103		82	2,298	3,828
W.W. Grainger, Inc.	120	9,460	10,723		59	4,700	5,272

		87,183	90,054	6.66%		42,323	44,178	6.42%

Telecommunications
Amdocs, Ltd. ADR *	300	9,209	8,064		150	3,863	4,032
Cisco Systems, Inc. *	2,523	54,776	59,391		1,273	26,464	29,966

		63,985	67,455	4.99%		30,327	33,998	4.94%

Total Common Stocks		1,192,449	1,328,739	98.22%		602,623	672,185	97.66%

Total Investments		$1,192,449	1,328,739	98.22%		$602,623	672,185	97.66%

Other assets less liabilities			24,067	1.78%			16,115	2.34%

Total Net Assets			$1,352,806	100.00%			$688,300	100.00%

*  Non-income producing security

ADR-	American Depository Receipt

Paul Revere Variable Annuity Contract Accumulation Fund

Notes to Financial Statements

September 30, 2009

(Unaudited)

1.	Organization

The Paul Revere Variable Annuity Contract Accumulation Fund (“the Fund”) is a separate account of The Paul Revere Variable Annuity Insurance Company (“Paul Revere Variable”), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company (“Paul Revere Life”) which in turn is wholly-owned by Unum Group, formerly UnumProvident Corporation. The Fund is the investment vehicle for Paul Revere Variable’s tax-deferred group annuity contracts. The Fund consists of two series. Series Q is applicable to contracts which were afforded special tax treatment under the Internal Revenue Code and are commonly referred to as “qualified contracts”. Series N is applicable to all other contracts and are commonly referred to as “non-qualified contracts”.

2.	Fair Value Measurements

In September 2006, the Financial Accounting Standards Board issued a new accounting standard, now included in Accounting Standards Codification 820 (ASC 820), to define fair value, establish a framework for measuring fair value, and expand disclosures about fair value measurements. The Fund adopted this standard effective January 1, 2008. ASC 820 is intended to increase consistency and comparability among fair value estimates used in financial reporting. It does not require any new fair value measurements. ASC 820 clarifies a number of considerations with respect to fair value measurement objectives for financial reporting and expands disclosure about the use of fair value measurements, with particular emphasis on the inputs used to measure fair value. This disclosure is intended to provide users of the financial statements the ability to assess the reliability of an entity’s fair value measurements. The adoption of ASC 820 did not materially change the approach or methods utilized for determining fair value measurements or the fair values derived under those methods.

ASC 820 requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria for each level is summarized as follows:

•	Level 1 – Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

•	Level 2 – Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

•

Level 3 – Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date. Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

As of September 30, 2009, all investments held by the Fund were valued using Level 1 inputs as defined above.

Item 2. Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.030a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity

Contract Accumulation Fund

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: November 25, 2009